Statements of Cash Flows (Parenthetical) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Proceeds from public offering, net of offering costs		$ 1,016,098	$ 1,016,098